Schedule of Investments (unaudited) January 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 3.1%
Ambev SA	28,107	$75,634
Ambev SA, ADR	24,668	65,617
Telefonica Brasil SA, ADR	18,108	147,218

		288,469

China — 24.8%
3SBio, Inc.(a)	112,000	121,993
Alibaba Group Holding Ltd.(b)	6,348	87,276
Anhui Gujing Distillery Co. Ltd., Class A	300	12,384
Autohome, Inc., ADR	269	9,377
Bank of China Ltd., Class H	69,000	26,266
Bank of Communications Co. Ltd., Class H	218,000	134,746
Bank of Hangzhou Co. Ltd., Class A	45,500	87,896
Beijing Enterprises Holdings Ltd.	10,500	35,656
BGI Genomics Co. Ltd., Class A	13,400	108,233
BYD Co. Ltd., Class A	3,400	145,271
China Construction Bank Corp., Class H	51,000	33,012
China Medical System Holdings Ltd.	38,000	65,596
China Yongda Automobiles Services Holdings Ltd.	12,500	10,810
Contemporary Amperex Technology Co. Ltd., Class A	600	41,631
Daqin Railway Co. Ltd., Class A	116,700	115,896
ENN Energy Holdings Ltd.	1,000	15,067
Ganfeng Lithium Group Co. Ltd., Class A	1,000	11,763
Hengan International Group Co. Ltd.	11,500	56,573
Industrial & Commercial Bank of China Ltd., Class H	188,000	100,565
Kunlun Energy Co. Ltd.	170,000	134,071
Lenovo Group Ltd.	16,000	12,833
LONGi Green Energy Technology Co. Ltd., Class A(b)	6,500	46,608
People’s Insurance Co. Group of China Ltd., Class H(b)	391,000	131,816
PetroChina Co. Ltd., Class A	83,500	64,217
PetroChina Co. Ltd., Class H	78,000	41,726
Shandong Gold Mining Co. Ltd., Class A	45,000	132,309
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	75,000	132,240
Shanghai Rural Commercial Bank Co. Ltd.	66,860	58,588
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ..	700	34,618
Sinopharm Group Co. Ltd., Class H	49,600	121,569
Tsingtao Brewery Co. Ltd., Class A	8,300	124,662
Vipshop Holdings Ltd., ADR(b)	957	14,805
ZTE Corp., Class H	20,400	49,267

		2,319,340

Greece — 1.3%
Hellenic Telecommunications Organization SA	7,750	122,173

India — 10.8%
Asian Paints Ltd.	2,132	71,197
Dr Reddy’s Laboratories Ltd.	791	41,950
Dr Reddy’s Laboratories Ltd., ADR	1,805	97,109
HCL Technologies Ltd.	10,038	138,420
HDFC Bank Ltd., ADR	881	59,344
Infosys Ltd.	3,722	70,105
Infosys Ltd., ADR	3,464	65,123
ITC Ltd.	33,158	143,097
Kotak Mahindra Bank Ltd.	2,228	47,303
Life Insurance Corp. of India	12,740	101,935
Tata Consultancy Services Ltd.	3,237	133,603
Torrent Pharmaceuticals Ltd.	2,063	38,420

		1,007,606

Security	Shares	Value

Indonesia — 2.7%
Bank Central Asia Tbk PT	133,400	$75,706
Bank Negara Indonesia Persero Tbk PT	66,500	40,764
Bank Rakyat Indonesia Persero Tbk PT	448,000	137,387

		253,857

Kuwait — 2.8%
Boubyan Bank KSCP	16,170	41,578
Mobile Telecommunications Co. KSCP	49,488	90,022
National Bank of Kuwait SAKP	37,350	134,451

		266,051

Malaysia — 6.0%
Axiata Group Bhd	173,900	123,893
Hong Leong Bank Bhd	2,200	10,598
Malaysia Airports Holdings Bhd(b)	5,300	8,786
Maxis Bhd	40,300	37,489
Petronas Gas Bhd	29,000	114,348
PPB Group Bhd	32,700	134,916
RHB Bank Bhd	55,800	75,328
Telekom Malaysia Bhd	42,300	51,891

		557,249

Mexico — 1.7%
Alsea SAB de CV(b)	1,755	4,182
Coca-Cola Femsa SAB de CV	1,758	13,375
Wal-Mart de Mexico SAB de CV	35,221	137,962

		155,519

Qatar — 2.8%
Ooredoo QPSC	54,898	134,110
Qatar Electricity & Water Co. QSC	27,245	132,246

		266,356

Russia(c) — 0.0%
Alrosa PJSC(b)	37,207	6
LUKOIL PJSC	1,506	—

		6

Saudi Arabia — 8.9%
Abdullah Al Othaim Markets Co.	4,801	135,059
Al Rajhi Bank(b)	3,769	82,734
Almarai Co. JSC	4,347	64,422
Jarir Marketing Co.	1,926	77,414
Saudi Airlines Catering Co.(b)	2,451	49,582
Saudi Arabian Oil Co.(a)	12,799	112,919
Saudi Basic Industries Corp.	5,456	135,394
Saudi Telecom Co.	13,197	130,244
Yanbu National Petrochemical Co.	3,429	40,634

		828,402

South Africa — 0.6%
AVI Ltd.	12,380	52,842
Vodacom Group Ltd.	952	6,690

		59,532

South Korea — 4.9%
Cheil Worldwide, Inc.	5,119	91,480
Hyundai Glovis Co. Ltd.	948	128,295
KT&G Corp.	1,466	109,967
Samsung SDS Co. Ltd.	1,282	130,733

		460,475

Taiwan — 16.2%
Catcher Technology Co. Ltd.	22,000	130,826
Chang Hwa Commercial Bank Ltd.	236,714	139,108

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chroma ATE, Inc.	4,000	$24,823
Chunghwa Telecom Co. Ltd.	35,000	130,799
Delta Electronics, Inc.	11,000	106,672
Far EasTone Telecommunications Co. Ltd.	40,000	88,981
Hon Hai Precision Industry Co. Ltd.	38,000	126,720
Hon Hai Precision Industry Co. Ltd., GDR, Registered Shares	1,447	9,608
Largan Precision Co. Ltd.	2,000	142,723
Pou Chen Corp.	45,000	51,630
President Chain Store Corp.	3,000	27,023
Quanta Computer, Inc.	56,000	139,859
Shanghai Commercial & Savings Bank Ltd.	26,084	40,538
Taiwan Cooperative Financial Holding Co. Ltd.	153,000	135,201
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	123,528
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	410	38,019
Wistron NeWeb Corp.	20,000	54,660

		1,510,718

Thailand — 7.0%
Bangkok Dusit Medical Services PCL, NVDR	150,600	136,166
Bumrungrad Hospital PCL, NVDR	20,900	137,741
Home Product Center PCL, NVDR	303,300	131,977
PTT Exploration & Production PCL, NVDR	25,500	133,112
Tisco Financial Group PCL, NVDR	36,900	114,809

		653,805

United Arab Emirates — 3.6%
Abu Dhabi Islamic Bank PJSC	32,706	84,066

Security	Shares	Value

United Arab Emirates (continued)
Dubai Islamic Bank PJSC	77,494	$117,476
Emirates NBD Bank PJSC	37,125	131,150

		332,692

Total Long-Term Investments — 97.2% (Cost: $8,882,761)		9,082,250

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.07%(d)(e)	225,776	225,776

Total Short-Term Securities — 2.4% (Cost: $225,776)		225,776

Total Investments — 99.6% (Cost: $9,108,537)		9,308,026

Other Assets Less Liabilities — 0.4%		41,924

Net Assets — 100.0%		$ 9,349,950

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$104,144	$121,632	(a)	$ —	$—	$—	$225,776	225,776	$2,807		$—
SL Liquidity Series, LLC, Money Market Series(b)	24,056	975,838		(999,884)	(10)	—	—	—	202	(c)	—

					$(10)	$—	$225,776		$3,009		$—

(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	03/17/23	$157	$4,033

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$288,469	$—	$—	$288,469
China	24,182	2,295,158	—	2,319,340
Greece	—	122,173	—	122,173
India	221,576	786,030	—	1,007,606
Indonesia	—	253,857	—	253,857
Kuwait	—	266,051	—	266,051
Malaysia	249,264	307,985	—	557,249
Mexico	155,519	—	—	155,519
Qatar	132,246	134,110	—	266,356
Russia	—	—	6	6
Saudi Arabia	—	828,402	—	828,402
South Africa	—	59,532	—	59,532
South Korea	—	460,475	—	460,475
Taiwan	47,627	1,463,091	—	1,510,718
Thailand	—	653,805	—	653,805
United Arab Emirates	—	332,692	—	332,692
Short-Term Securities
Money Market Funds	225,776	—	—	225,776

	$1,344,659	$7,963,361	$6	$9,308,026

Derivative Financial Instruments(a)
Assets
Equity Contracts	$4,033	$—	$—	$4,033

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

Portfolio Abbreviation (continued)

NVDR	Non-Voting Depositary Receipt

PCL	Public Company Limited

PJSC	Public Joint Stock Company

3